Consolidated Statement of Changes in Shareholders' Equity (USD $)	Total	Share Capital	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning Balance at Aug. 10, 2012
Issuance of 10,000 shares of common stock on August 10, 2012 at $1.285 per share	12,850	12,850
Contribution from shareholders	12,384,238		12,384,238
Net loss	(1,720,325)			(1,720,325)
Balance at Sep. 30, 2012	$ 10,676,763	$ 12,850	$ 12,384,238	$ (1,720,325)